Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	6,627	2,157	1,213	2,109	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	68,447	23,518	9,010	7,894	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims

	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]	0	0	(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsored enterprises, private investors and non-agency securitizations, respectively.

Provisions for outstanding repurchase claims

	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold

in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Lease commitments

Lease commitments (CHF million)

2012	601

2013	550

2014	470

2015	414

2016	379

Thereafter	2,145

Future operating lease commitments	4,559

Less minimum non-cancellable sublease rentals	418

Total net future minimum lease commitments	4,141

Rental expenses for operating leases

in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	554	625	599

Sublease rental income	(97)	(123)	(125)

Total net expenses for operating leases	457	502	474

Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551		4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,375	833	1,095	557	3,860		3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 138,051 million and CHF 136,533 million, respectively, of unused credit limits which were revocable at the Group's sole discretion upon notice to the client.